Finance Leases (Details 2) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Disclosure Finance Leases Abstract
Current portion	$ 221,929	$ 214,715
Non-current portion	2,423,165	2,644,123
Total	$ 2,645,094	$ 2,858,838